Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets	Mar. 31, 2023 USD ($)
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2024	$ 673,430
2025	673,430
2026	601,916
2027	601,916
2028	238,611
Total	$ 2,789,303